Note 22 - Related Party Transactions - Related Party Transactions (Details) - NTT [Member] - JPY (¥) ¥ in Thousands	12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2015
Accounts receivable	¥ 1,164,732	¥ 1,184,804
Accounts payable	3,970,794	3,041,505
Lease obligations	2,771,532	1,750,054
Revenues	3,440,263	3,129,622	2,898,040
Costs	31,991,750	24,268,440	16,706,036
Interest expenses	¥ 48,234	¥ 30,370	¥ 24,402